Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000263762
Shareholder Report [Line Items]
Fund Name	NPF CORE EQUITY ETF
Trading Symbol	NPFE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NPF Core Equity ETF (the "Fund") for the period of March 10, 2026 (Commencement of Operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-748-0544 or etf@npfinvests.com or visit our website at https://www.npfinvests.com/etfs/npfe for additional information.
Additional Information Phone Number	800-748-0544
Additional Information Email	etf@npfinvests.com
Additional Information Website	https://www.npfinvests.com/etfs/npfe
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
NPF Core Equity ETF	$17	0.40%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of March 10, 2026 (Commencement of Operations) to July 31, 2026. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-748-0544 or visit https://www.npfinvests.com/etfs/npfe for current month-end performance. Returns are cumulative for periods less than one year.
Line Graph [Table Text Block]
Table Summary
	NPF Core Equity ETF	S&P Composite 1500 Total Return Index
Mar'26	10,000	10,000
Jul'26	11,100	11,103

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (March 10, 2026)
NPF Core Equity ETF	11.00%
S&P Composite 1500 Total Return Index	11.03%

Past performance does not guarantee future results. Call 800-748-0544 or visit https://www.npfinvests.com/etfs/npfe for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Mar. 10, 2026
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 649,842,618
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 965,241
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$649,842,618
# of Portfolio Holdings	401
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$965,241

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Rights	0.00%
Telecommunications	0.01%
Consumer Discretionary Products	0.02%
Renewable Energy	0.02%
Retail & Wholesale - Staples	0.03%
Real Estate	0.06%
Utilities	0.09%
Banking	0.16%
Consumer Discretionary Services	0.17%
Oil & Gas	0.33%
Consumer Staple Products	0.34%
Money Market Funds	0.48%
Financial Services	2.15%
Insurance	3.59%
Retail & Wholesale - Discretionary	5.55%
Media	6.33%
Industrial Products	7.33%
Industrial Services	7.47%
Materials	10.77%
Health Care	15.41%
Tech Hardware & Semiconductors	19.07%
Software & Tech Services	20.64%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Other	0.03%
Spain	0.01%
Germany	0.01%
Cayman Islands	0.01%
Netherlands	0.01%
Japan	0.01%
France	0.01%
Sweden	0.01%
Italy	0.01%
Switzerland	0.01%
Canada	0.06%
United Kingdom	0.08%
Taiwan	3.70%
Ireland	3.90%
United States	92.14%

Material Fund Change [Text Block]
C000262008
Shareholder Report [Line Items]
Fund Name	RIVERNORTH ACTIVE INCOME ETF
Trading Symbol	CEFZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RiverNorth Active Income ETF (the "Fund") for the period of October 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://true-shares.com/etf/cefz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Active Income ETF	$79	0.91%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of October 1, 2025 to July 31, 2026. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://true-shares.com/etf/cefz/ for current month-end performance.
Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	10 YRS
RiverNorth Active Income ETF - NAV	12.63%	7.11%	8.50%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 and 40% US Aggregate Bond	12.72%	7.58%	9.65%
S&P 500 Total Return Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 39,380,078
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 279,560
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$39,380,078
# of Portfolio Holdings	48
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$279,560

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Real Estate	0.98%
Financial Services	1.05%
Money Market Funds	2.42%
Business Development Companies	5.31%
Exchange-Traded Funds	9.66%
Closed-End Funds	80.58%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 1, 2026, the Board of Trustees of Elevation Series Trust approved changing the fiscal year-end of the Fund from September 30 to July 31.

C000244753
Shareholder Report [Line Items]
Fund Name	Sovereign's Capital Flourish Fund
Trading Symbol	SOVF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sovereign's Capital Flourish Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1 (800) 465-1403
Additional Information Email	info@sovereignscapital.com
Additional Information Website	https://www.scetfs.com/sovf
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
Sep'23	10,000	10,000
Jul'24	12,394	12,339
Jul'25	11,912	12,480
Jul'26	12,453	15,784

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund - NAV	4.54%	8.04%
S&P Composite 1500 Equal Weight Total Return Index	26.48%	17.45%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 87,353,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 770,629
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$87,353,595
# of Portfolio Holdings	78
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$770,629

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Media	0.18%
Oil & Gas	0.26%
Money Market Funds	0.28%
Materials	1.65%
Banking	1.73%
Consumer Staple Products	2.13%
Real Estate	2.99%
Retail & Wholesale - Staples	2.99%
Industrial Products	3.53%
Utilities	4.75%
Consumer Discretionary Products	5.92%
Tech Hardware & Semiconductors	7.12%
Financial Services	8.44%
Health Care	9.63%
Insurance	10.44%
Industrial Services	11.49%
Software & Tech Services	26.47%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
United Kingdom	0.05%
Canada	0.48%
United States	99.47%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Sovereign's Capital Management, LLC ("Sovereign's") is transitioning the operations and day-to-day management of the Fund to Vident Asset Management ("Vident"), an affiliate of Sovereign's. On September 15, 2026, the Board of Trustees of Elevation Series Trust approved a new investment advisory agreement between Elevation Series Trust, the Fund, and Vident, subject to approval by the Fund's shareholders at a later date.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	Sovereign's Capital Management, LLC ("Sovereign's") is transitioning the operations and day-to-day management of the Fund to Vident Asset Management ("Vident"), an affiliate of Sovereign's. On September 15, 2026, the Board of Trustees of Elevation Series Trust approved a new investment advisory agreement between Elevation Series Trust, the Fund, and Vident, subject to approval by the Fund's shareholders at a later date.